CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Goodwill	€ 785,182	€ 785,182
Intangible assets	1,638,457	1,545,664
Property, plant and equipment	2,057,891	1,828,784
Investments and other financial assets	96,444	80,822
Deferred tax assets	226,005	236,791
Total non-current assets	4,803,979	4,477,243
Inventories	1,113,904	1,088,194
Trade receivables	360,339	349,176
Receivables from financing activities	1,613,396	1,661,632
Tax receivables	31,715	15,918
Other current assets	159,223	137,763
Current financial assets	78,085	25,006
Cash and cash equivalents	1,467,711	1,742,214
Total current assets	4,824,373	5,019,903
Total assets	9,628,352	9,497,146
Equity and liabilities
Equity attributable to owners of the parent	3,906,893	3,533,946
Non-controlling interests	7,849	9,292
Total equity	3,914,742	3,543,238
Employee benefits	145,294	134,147
Provisions	184,481	206,212
Deferred tax liabilities	254,387	110,016
Debt	2,884,220	3,351,888
Other liabilities	1,391,616	1,106,221
Other financial liabilities	7,405	61,894
Trade payables	841,256	945,657
Tax payables	4,951	37,873
Total equity and liabilities	€ 9,628,352	€ 9,497,146